Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 29, 2024
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 28,	February 29,
	2023	2024
	RMB	RMB	USD
ASSETS
Total current assets	54,382	73,140	10,162
Total non-current assets	47,576	18,699	2,598
TOTAL ASSETS	101,958	91,839	12,760

LIABILITIES
Amount due to related parties	867	1,907	265
Accrued expenses and other current liabilities	56,009	59,219	8,227
Operating lease liabilities-current	2,067	976	136
Income tax payable	13,963	15,286	2,124
Deferred revenue	7,269	17,892	2,486
Total current liabilities	80,175	95,280	13,238
Deferred tax liabilities	575	—	—
Operating lease liabilities-non-current	859	992	138
Total non-current liabilities	1,434	992	138
TOTAL LIABILITIES	81,609	96,272	13,376

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD
Total revenue	250,223	33,381	124,568	17,307
Operating (loss) income	(63,619)	(12,688)	2,936	408
Net (loss) income	(80,976)	(11,077)	440	61
Net cash (used in) provided by operating activities	(70,397)	(73,927)	19,891	2,764
Net cash (used in) provided by investing activities	(2,294)	4,841	(2,270)	(315)
Net cash provided by (used in) financing activities	21,349	44,640	(1,194)	(166)

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2022, 2023 and February 29, 2024:

	For the Years Ended
	February 28,		February 28,		February 29,
	2022		2023		2024
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 5)	—	7,871	—	—	—	—	3,674	510
Intangible assets, net (Note 6)	—	2,255	—	—	—	—	—	—
Goodwill	—	42,307	—	—	—	—	—	—

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes	The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by service nature for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD

Learning services	235,627	18,516	65,842	9,148
Tourism services	1,843	3,502	51,880	7,208
Learning technology and content solutions	13,537	12,328	7,978	1,108
Less: Sales tax	784	130	255	36
Total	250,223	34,216	125,445	17,428